Going Concern, textuals (Details) - USD ($) $ in Thousands	2 Months Ended	5 Months Ended	6 Months Ended
	Sep. 07, 2017	May 22, 2017	Jun. 30, 2017	Dec. 31, 2016
Working capital deficit			$ 105,871	$ 106,988
Rbs Term Loan [Member]
Repayment amount			$ 85,000
Debt instrument maturity date			Sep. 15, 2021
Series B-1 Convertible Preferred Stock [Member] | Subsequent Event [Member]
Number of warrants	7,500
Total proceeds	$ 7,500
Private Placement Offering [Member] | Subsequent Event [Member]
Warrants outstanding	136,500
Private Placement Offering [Member] | Series B-2 Convertible Preferred Stock [Member]
Number of warrants		140,500
Registered Direct Offering [Member] | Series B-1 Convertible Preferred Stock [Member]
Issuance of preferred stock, shares		3,000
Number of warrants		6,500
Maximum Securities Offering		$ 150,000
$10,000 Own Cash [Member] | Rbs Term Loan [Member]
Repayment of the loan			$ 10,000
Addiewell LTD [Member] | Subsequent Event [Member]
Repayment of the loan	$ 7,500
Diana Shipping $40,000 [Member] | Rbs Term Loan [Member]
Repayment of the loan			$ 40,000
Debt instrument maturity date			Dec. 31, 2018
Addiewell $35,000 [Member] | Rbs Term Loan [Member]
Repayment of the loan			$ 35,000
Debt instrument maturity date			Dec. 31, 2018